SUPPLEMENT DATED FEBRUARY 25, 2011
TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
OFFERED BY
FIRST INVESTORS LIFE INSURANCE COMPANY
THROUGH
FIRST INVESTORS LIFE SEPARATE ACCOUNT E
DATED MAY 1, 2010

The chart under the heading “First Investors Life Insurance Company” at page 2 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Name	FIL Office	Principal Occupation for Last Five Years
Bernard E. Bloom	Director	Director The Independent Order of Foresters (“Foresters”) since 2000; Director Foresters Life Limited since 2000.
Carol Lerner Brown	Secretary	Assistant Secretary FIC since 1989; Secretary FIMCO since 1989, Secretary FICC 1989-1/19/2011, Assistant Secretary FICC since 1/19/2011.
William H. Drinkwater	Senior Vice President and Chief Actuary	Senior Vice President, Chief Actuary FIL since August 2003.
Lawrence M. Falcon	Senior Vice President and Comptroller	Senior Vice President and Comptroller FIL since 1990.
Robert M. Flanagan	Vice President	Director FIC since 2007; Vice President FIL since 2001; President FIC since 2001; Vice President FICC since 1997.
Richard M. Freeborough	Director
Chairman of the Board since 2009 and Director Foresters since 2005; Director ResMor Trust Company since 2009; Independent Review Committee Member Acuity Investment Funds since 2007; Chairman of the Board and Director, Seniors Money Limited since 2007; Director RGA Life Reinsurance Company of Canada since 2006; Governor University of Guelph since 2005; Director ACE INA Insurance from 2005 to 2010; Director Triad Guaranty Insurance Corporations Canada from 2006 to 2008.

Richard H. Gaebler	Director	Retired since 2000.

Sharon T. Giffen	Director
Senior Vice President and Chief Financial Officer Foresters since 2009; Senior Vice President and Chief Actuary, Vice President Actuarial, Vice President Product Management Foresters from 2000 to 2009.

Jason Helbraun	Assistant Vice President	Assistant Vice President FIL since May 2006; Corporate Actuary FIL 2005 – 2006.
William M. Lipkus	Vice President, Chief Financial Officer and Treasurer	Chief Financial Officer FIC and FICC since 1997; Vice President FIL since 1996; Chief Financial Officer FIL since 1998; Treasurer FIL since 2008.
Louise H. L. McCormick	Director	Director Foresters since 2005; Director Duncaster, Inc. since 2005; Trustee and Board President Hartford Art School, Inc. since 2005; Director Heska, Inc. since 2000.
George S. Mohacsi	Director	President and Chief Executive Officer Foresters since 2005.
Glen Mueller	Vice President and Chief Underwriter	Vice President and Chief Underwriter FIL since 2005.
Christopher H. Pinkerton	Chairman and Director
President and Director FICC, FIMCO and Administrative Data Management Corp. since 2011; Chairman and Director FIL and FIC since 2011; President Foresters US Division since 2008, Chairman Foresters Equity Services since 2007, and Chairman Foresters Financial Partners since 2006; Senior Vice President Foresters North American Sales and Marketing from 2005 to 2007.

David Schimmel	Assistant Vice President	Assistant Vice President FIL since July 2006; Manager FIL January 2001 – July 2006.
John B. Scott	Director	Director Foresters since 2009; Director Trustmark Insurance from 2000 to 2009.
John Shey	Assistant Vice President	Assistant Vice President FIL since May 2006; Actuary FIL January 2002 – April 2006.
Carol E. Springsteen	President and Director	President and Director FIL since 2003.

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